Note 2 - Significant Accounting Policies (Detail)	12 Months Ended
Dec. 31, 2012
Employee Contract Term Max	9 months
Number of Reportable Segments	1
Minimum [Member]
Property, Plant and Equipment, Useful Life	25 years
Maximum [Member]
Property, Plant and Equipment, Useful Life	30 years